Financial instruments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Assets
Cash and cash equivalents		₨ 5,101,083	$ 69,398	₨ 2,318,480	₨ 1,934,918
Other assets		846,508	11,516	917,216
Trade Receivables	[1]	8,520,118		9,631,400
Other receivables	[2]	1,202,112		2,440,583
Other investments		212,238	2,887	211,972
Liabilities
Bank overdraft		123,666	$ 1,682	1,235,794	1,553,203
Lease liabilities		2,202,649		1,826,209	₨ 1,786,852
Other liabilities		40,002		33,420
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents		5,502,054		2,651,085
Other assets		375,802		350,972
Trade Receivables		8,520,118		9,631,400
Other receivables		79,830		139,122
Other investments		212,238		211,972
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents		5,502,054		2,651,085
Other assets		375,802		350,972
Trade Receivables		8,520,118		9,631,400
Other receivables		79,830		139,122
Other investments		212,238		211,972
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft		123,666		1,235,794
Lease liabilities		2,202,649		1,826,210
Other liabilities		216,284		77,746
Borrowings from banks		7,174,373		5,985,628
Borrowings from others		2,234,900		2,117,108
Trade and other payables		8,185,844		8,366,215
Derivative financial liabilities		8,079		428
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft		123,666		1,235,794
Lease liabilities		2,202,649		1,826,210
Other liabilities		216,284		77,746
Borrowings from banks		7,174,373		5,985,628
Borrowings from others		2,234,900		2,117,108
Trade and other payables		8,185,844		8,366,215
Derivative financial liabilities		8,079		428
Financial liabilities at amortised costs [member]
Liabilities
Bank overdraft		123,666		1,235,794
Lease liabilities		2,202,649		1,826,210
Other liabilities		216,284		77,746
Borrowings from banks		7,174,373		5,985,628
Borrowings from others		2,234,856		2,117,108
Trade and other payables		8,185,844		8,366,215
Derivative financial liabilities		8,079		0
Financial liabilities at FVTPL [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		428
Financial liabilities at FVTOCI [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		0
Financial assets at amortised costs [member]
Assets
Cash and cash equivalents		5,502,054		2,651,085
Other assets		375,802		350,972
Trade Receivables		8,520,118		9,631,400
Other receivables		79,830		139,122
Other investments		210,528		210,262
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables		0		0
Other investments		0		0
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables		0		0
Other investments		₨ 1,710		₨ 1,710

[1]	Trade receivables as of March 31, 2021 and March 31, 2020 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.
[2]	Other receivables comprise of the following items: